Significant Subsequent Events	12 Months Ended
Dec. 31, 2017
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Significant Subsequent Events

38. SIGNIFICANT SUBSEQUENT EVENTS

In February 2018, Universal Global Electronics Co., Limited, a new subsidiary of the Group, has signed a joint venture agreement with other company and plans to form a joint venture in Brazil.